SHARE-BASED COMPENSATION PLAN - Long term compensation plans ("PS and SAR") (Details)	12 Months Ended
	Dec. 31, 2021 EquityInstruments item R$ / shares	Dec. 31, 2020 EquityInstruments R$ / shares	Dec. 31, 2019 EquityInstruments
SHARE-BASED COMPENSATION PLAN
Number of share-based compensation plans | item	3
PSO
Number of shares
Beginning balance	5,772,356	5,996,437	5,045,357
Granted during the year	1,906,343	1,770,384	2,413,038
Exercised	(1,860,334)	(1,789,413)	(827,065)
Exercised due to resignation	(86,196)	(21,253)	(106,983)
Abandoned / prescribed due to resignation	(316,415)	(183,799)	(527,910)
Ending balance	5,415,754	5,772,356	5,996,437
Average exercise price | R$ / shares	R$ 60.30	R$ 43.14
SAR and PLUS | PSO
SHARE-BASED COMPENSATION PLAN
Required investment, as a percentage of total phantom share options at grant date	5.00%
Required investment, as a percentage of total phantom share options three years after grant date	20.00%
Phantom shares measurement period	90 days
SAR and PLUS | PSO | Minimum
SHARE-BASED COMPENSATION PLAN
Vesting period	3 years
SAR and PLUS | PSO | Maximum
SHARE-BASED COMPENSATION PLAN
Vesting period	5 years